Finance result (Tables)	12 Months Ended
Dec. 31, 2022
Finance result
Schedule of finance result (net)
	December 31, 2022	December 31, 2021	December 31, 2020
Finance income
Income from financial investments and marketable securities (i)	54,954	26,719	16,907
Income finance from indemnification assets and contingencies (ii)	31,077	6,818	1,476
Other finance income	2,526	2,103	2,601
	88,557	35,640	20,984
Finance costs
Interest on bonds and financing	(108,896)	(43,549)	(52,935)
Interest on account payables for business combinations	(65,725)	(8,158)	(1,568)
Imputed interest on suppliers	(19,810)	(6,609)	(12,286)
Interest on Loans from related parties	-	(157)	(3,344)
Bank and collection fees	(3,891)	(6,587)	(17,771)
Interest on provision for tax, civil and labor losses	(52,891)	(34,300)	(13,297)
Interest on Lease Liabilities	(13,143)	(14,984)	(15,077)
Other finance costs	(5,968)	(5,839)	(3,131)
	(270,324)	(120,183)	(119,409)
Financial Result (net)	(181,767)	(84,543)	(98,425)

(i)	Refers to income from marketable securities indexed at CDI.
(ii)	Refers to an indemnification asset in the amount of R$ 20,249 in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company), as mentioned in the note 21b, and reversal of interest on provision for tax losses in the amount of R$ 10,828.